Notes to the Consolidated Statements of Changes in Equity (Tables)	12 Months Ended
Sep. 30, 2021
Notes to the Consolidated Statement of Changes in Equity [Abstract]
Summary of the Effect of Changes in the Group Ownership Interests
The following table summarizes the effect of changes in the Group’s ownership interests:

EUR million	September 30, 2021
Carrying amount of non-controlling interest acquired	24.4
Consideration transferred	122.8

Thereof paid in cash	4.7
A decrease in equity attributable to owners of the Group	98.4